Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	Brown Advisory Funds
Central Index Key	dei_EntityCentralIndexKey	0001548609
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 19, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 19, 2012
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFGX
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAGX
Brown Advisory Growth Equity Fund (Prospectus Summary) | Brown Advisory Growth Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAGAX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFVX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAVX
Brown Advisory Value Equity Fund (Prospectus Summary) | Brown Advisory Value Equity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAVAX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFFX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAFX
Brown Advisory Flexible Value Fund (Prospectus Summary) | Brown Advisory Flexible Value Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFAX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFSX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIASX
Brown Advisory Small-Cap Growth Fund (Prospectus Summary) | Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BASAX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFUX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund (Prospectus Summary) | Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAUAX
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAOX
Brown Advisory Opportunity Fund (Prospectus Summary) | Brown Advisory Opportunity Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAMX
Brown Advisory Maryland Bond Fund (Prospectus Summary) | Brown Advisory Maryland Bond Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAIX
Brown Advisory Intermediate Income Fund (Prospectus Summary) | Brown Advisory Intermediate Income Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAIAX
Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BATBX
Brown Advisory Equity Income Fund (Prospectus Summary) | Brown Advisory Equity Income Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFDX
Brown Advisory Equity Income Fund (Prospectus Summary) | Brown Advisory Equity Income Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIADX
Brown Advisory Equity Income Fund (Prospectus Summary) | Brown Advisory Equity Income Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BADAX
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFWX
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAWX
Brown Advisory Winslow Sustainability Fund (Prospectus Summary) | Brown Advisory Winslow Sustainability Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAWAX
Brown Advisory Tax Exempt Bond Fund (Prospectus Summary) | Brown Advisory Tax Exempt Bond Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale
Brown Advisory Tax Exempt Bond Fund (Prospectus Summary) | Brown Advisory Tax Exempt Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BIAEX
Brown Advisory Tax Exempt Bond Fund (Prospectus Summary) | Brown Advisory Tax Exempt Bond Fund | Advisor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	Not Available for Sale